Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities - Spartacus Acquisition Corp [Member]	6 Months Ended
Jun. 30, 2021 USD ($)
Private Placement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of Warrant liability, begining	$ 11,812,500
Initial measurement on October 19, 2020	612,500
Fair value as of Warrant liability, ending	12,425,000
Public [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of Warrant liability, begining	11,200,000
Initial measurement on October 19, 2020	1,200,000
Fair value as of Warrant liability, ending	12,400,000
Warrant Liabilities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of Warrant liability, begining	23,012,500
Initial measurement on October 19, 2020	1,812,500
Fair value as of Warrant liability, ending	$ 24,825,000